Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000011654 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	35.10%
C000011654 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000011654 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000011654 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011654 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	34.10%
C000011654 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.20%
C000011654 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	36.50%
C000011654 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	49.30%
C000248991 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	35.10%
C000248991 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000248991 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000248991 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.40%
C000248991 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	34.10%
C000248991 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.20%
C000248991 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	36.50%
C000248991 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	49.30%
C000011655 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	35.10%
C000011655 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000011655 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000011655 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011655 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	34.10%
C000011655 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.20%
C000011655 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	36.50%
C000011655 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	49.30%
C000017907 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	35.10%
C000017907 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000017907 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000017907 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.40%
C000017907 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	34.10%
C000017907 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.20%
C000017907 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	36.50%
C000017907 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	49.30%
C000227505 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	35.10%
C000227505 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000227505 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000227505 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.40%
C000227505 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	34.10%
C000227505 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.20%
C000227505 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	36.50%
C000227505 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	49.30%
C000234745 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	35.10%
C000234745 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000234745 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000234745 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.40%
C000234745 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	34.10%
C000234745 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.20%
C000234745 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	36.50%
C000234745 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	49.30%
C000248673 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	35.10%
C000248673 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000248673 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000248673 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.40%
C000248673 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	34.10%
C000248673 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.20%
C000248673 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	36.50%
C000248673 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	49.30%
C000011656 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	35.10%
C000011656 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000011656 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000011656 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011656 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	34.10%
C000011656 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.20%
C000011656 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	36.50%
C000011656 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	49.30%
C000263898 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	35.10%
C000263898 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000263898 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000263898 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.40%
C000263898 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	34.10%
C000263898 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.20%
C000263898 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	36.50%
C000263898 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	49.30%
C000011659 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	35.10%
C000011659 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000011659 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000011659 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011659 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	34.10%
C000011659 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.20%
C000011659 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	36.50%
C000011659 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	49.30%
C000011657 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	35.10%
C000011657 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000011657 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000011657 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011657 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	34.10%
C000011657 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.20%
C000011657 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	36.50%
C000011657 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	49.30%
C000011658 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	35.10%
C000011658 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000011658 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000011658 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011658 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	34.10%
C000011658 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.20%
C000011658 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	36.50%
C000011658 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	49.30%
C000167931 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	35.10%
C000167931 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	9.60%
C000167931 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	12.80%
C000167931 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.40%
C000167931 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	34.10%
C000167931 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.20%
C000167931 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	36.50%
C000167931 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	49.30%
C000011660 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	19.00%
C000011660 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011660 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011660 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	21.40%
C000011660 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	49.70%
C000011660 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000011660 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	87.40%
C000011660 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011661 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	19.00%
C000011661 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011661 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011661 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	21.40%
C000011661 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	49.70%
C000011661 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000011661 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	87.40%
C000011661 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.30%
C000017908 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	19.00%
C000017908 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000017908 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000017908 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	21.40%
C000017908 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	49.70%
C000017908 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000017908 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	87.40%
C000017908 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011662 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	19.00%
C000011662 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011662 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011662 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	21.40%
C000011662 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	49.70%
C000011662 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000011662 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	87.40%
C000011662 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011665 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	19.00%
C000011665 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011665 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011665 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	21.40%
C000011665 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	49.70%
C000011665 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000011665 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	87.40%
C000011665 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011663 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	19.00%
C000011663 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011663 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011663 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	21.40%
C000011663 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	49.70%
C000011663 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000011663 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	87.40%
C000011663 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011664 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	19.00%
C000011664 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011664 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011664 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	21.40%
C000011664 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	49.70%
C000011664 | U.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000011664 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	87.40%
C000011664 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.30%
C000248992 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	23.00%
C000248992 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000248992 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000248992 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.90%
C000248992 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	57.60%
C000248992 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	57.40%
C000248992 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248992 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000248992 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	12.70%
C000248992 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	19.40%
C000011667 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	23.00%
C000011667 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011667 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011667 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.90%
C000011667 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	57.60%
C000011667 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	57.40%
C000011667 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011667 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011667 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	12.70%
C000011667 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	19.40%
C000017909 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	23.00%
C000017909 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000017909 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000017909 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.90%
C000017909 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	57.60%
C000017909 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	57.40%
C000017909 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	3.80%
C000017909 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000017909 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	12.70%
C000017909 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	19.40%
C000248681 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	23.00%
C000248681 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000248681 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000248681 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.90%
C000248681 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	57.60%
C000248681 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	57.40%
C000248681 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248681 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000248681 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	12.70%
C000248681 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	19.40%
C000011670 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	23.00%
C000011670 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011670 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011670 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.90%
C000011670 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	57.60%
C000011670 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	57.40%
C000011670 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011670 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011670 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	12.70%
C000011670 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	19.40%
C000240958 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	23.00%
C000240958 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240958 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000240958 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.90%
C000240958 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	57.60%
C000240958 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	57.40%
C000240958 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240958 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000240958 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	12.70%
C000240958 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	19.40%
C000011668 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	23.00%
C000011668 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011668 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011668 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.90%
C000011668 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	57.60%
C000011668 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	57.40%
C000011668 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011668 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011668 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	12.70%
C000011668 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	19.40%
C000011671 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	23.00%
C000011671 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011671 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011671 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	8.90%
C000011671 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	57.60%
C000011671 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	57.40%
C000011671 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011671 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011671 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	12.70%
C000011671 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	19.40%
C000011673 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	36.30%
C000011673 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011673 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	6.10%
C000011673 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	10.60%
C000011673 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	43.70%
C000011673 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	56.40%
C000011673 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011673 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011673 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	14.20%
C000011673 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	25.10%
C000017910 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	36.30%
C000017910 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000017910 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	6.10%
C000017910 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	10.60%
C000017910 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	43.70%
C000017910 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	56.40%
C000017910 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017910 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017910 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	14.20%
C000017910 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	25.10%
C000238341 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	36.30%
C000238341 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000238341 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	6.10%
C000238341 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	10.60%
C000238341 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	43.70%
C000238341 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	56.40%
C000238341 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	1.50%
C000238341 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238341 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	14.20%
C000238341 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	25.10%
C000234746 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	36.30%
C000234746 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000234746 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	6.10%
C000234746 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	10.60%
C000234746 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	43.70%
C000234746 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	56.40%
C000234746 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	1.50%
C000234746 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000234746 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	14.20%
C000234746 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	25.10%
C000248674 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	36.30%
C000248674 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000248674 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	6.10%
C000248674 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	10.60%
C000248674 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	43.70%
C000248674 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	56.40%
C000248674 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	1.50%
C000248674 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000248674 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	14.20%
C000248674 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	25.10%
C000011674 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	36.30%
C000011674 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011674 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	6.10%
C000011674 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	10.60%
C000011674 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	43.70%
C000011674 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	56.40%
C000011674 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011674 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011674 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	14.20%
C000011674 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	25.10%
C000011677 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	36.30%
C000011677 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011677 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	6.10%
C000011677 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	10.60%
C000011677 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	43.70%
C000011677 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	56.40%
C000011677 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011677 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011677 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	14.20%
C000011677 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	25.10%
C000248993 | Other States
Holdings [Line Items]
Percent of Total Investments	27.50%
C000248993 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248993 | Mississippi
Holdings [Line Items]
Percent of Total Investments	4.20%
C000248993 | Florida
Holdings [Line Items]
Percent of Total Investments	4.60%
C000248993 | North Carolina
Holdings [Line Items]
Percent of Total Investments	4.90%
C000248993 | Indiana
Holdings [Line Items]
Percent of Total Investments	5.10%
C000248993 | New Jersey
Holdings [Line Items]
Percent of Total Investments	5.50%
C000248993 | Ohio
Holdings [Line Items]
Percent of Total Investments	8.60%
C000248993 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	8.80%
C000248993 | Texas
Holdings [Line Items]
Percent of Total Investments	12.90%
C000248993 | New York
Holdings [Line Items]
Percent of Total Investments	14.10%
C000248993 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	14.40%
C000248993 | Quarterly Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000248993 | Closed-End Investment Companies
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248993 | Municipal Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	11.50%
C000248993 | Daily Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	16.60%
C000248993 | Weekly Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	51.10%
C000017911 | Other States
Holdings [Line Items]
Percent of Total Investments	27.50%
C000017911 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.80%
C000017911 | Mississippi
Holdings [Line Items]
Percent of Total Investments	4.20%
C000017911 | Florida
Holdings [Line Items]
Percent of Total Investments	4.60%
C000017911 | North Carolina
Holdings [Line Items]
Percent of Total Investments	4.90%
C000017911 | Indiana
Holdings [Line Items]
Percent of Total Investments	5.10%
C000017911 | New Jersey
Holdings [Line Items]
Percent of Total Investments	5.50%
C000017911 | Ohio
Holdings [Line Items]
Percent of Total Investments	8.60%
C000017911 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	8.80%
C000017911 | Texas
Holdings [Line Items]
Percent of Total Investments	12.90%
C000017911 | New York
Holdings [Line Items]
Percent of Total Investments	14.10%
C000017911 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	14.40%
C000017911 | Quarterly Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000017911 | Closed-End Investment Companies
Holdings [Line Items]
Percent of Total Investments	3.80%
C000017911 | Municipal Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	11.50%
C000017911 | Daily Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	16.60%
C000017911 | Weekly Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	51.10%
C000248683 | Other States
Holdings [Line Items]
Percent of Total Investments	27.50%
C000248683 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248683 | Mississippi
Holdings [Line Items]
Percent of Total Investments	4.20%
C000248683 | Florida
Holdings [Line Items]
Percent of Total Investments	4.60%
C000248683 | North Carolina
Holdings [Line Items]
Percent of Total Investments	4.90%
C000248683 | Indiana
Holdings [Line Items]
Percent of Total Investments	5.10%
C000248683 | New Jersey
Holdings [Line Items]
Percent of Total Investments	5.50%
C000248683 | Ohio
Holdings [Line Items]
Percent of Total Investments	8.60%
C000248683 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	8.80%
C000248683 | Texas
Holdings [Line Items]
Percent of Total Investments	12.90%
C000248683 | New York
Holdings [Line Items]
Percent of Total Investments	14.10%
C000248683 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	14.40%
C000248683 | Quarterly Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000248683 | Closed-End Investment Companies
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248683 | Municipal Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	11.50%
C000248683 | Daily Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	16.60%
C000248683 | Weekly Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	51.10%
C000248682 | Other States
Holdings [Line Items]
Percent of Total Investments	27.50%
C000248682 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248682 | Mississippi
Holdings [Line Items]
Percent of Total Investments	4.20%
C000248682 | Florida
Holdings [Line Items]
Percent of Total Investments	4.60%
C000248682 | North Carolina
Holdings [Line Items]
Percent of Total Investments	4.90%
C000248682 | Indiana
Holdings [Line Items]
Percent of Total Investments	5.10%
C000248682 | New Jersey
Holdings [Line Items]
Percent of Total Investments	5.50%
C000248682 | Ohio
Holdings [Line Items]
Percent of Total Investments	8.60%
C000248682 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	8.80%
C000248682 | Texas
Holdings [Line Items]
Percent of Total Investments	12.90%
C000248682 | New York
Holdings [Line Items]
Percent of Total Investments	14.10%
C000248682 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	14.40%
C000248682 | Quarterly Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000248682 | Closed-End Investment Companies
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248682 | Municipal Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	11.50%
C000248682 | Daily Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	16.60%
C000248682 | Weekly Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	51.10%
C000248684 | Other States
Holdings [Line Items]
Percent of Total Investments	27.50%
C000248684 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248684 | Mississippi
Holdings [Line Items]
Percent of Total Investments	4.20%
C000248684 | Florida
Holdings [Line Items]
Percent of Total Investments	4.60%
C000248684 | North Carolina
Holdings [Line Items]
Percent of Total Investments	4.90%
C000248684 | Indiana
Holdings [Line Items]
Percent of Total Investments	5.10%
C000248684 | New Jersey
Holdings [Line Items]
Percent of Total Investments	5.50%
C000248684 | Ohio
Holdings [Line Items]
Percent of Total Investments	8.60%
C000248684 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	8.80%
C000248684 | Texas
Holdings [Line Items]
Percent of Total Investments	12.90%
C000248684 | New York
Holdings [Line Items]
Percent of Total Investments	14.10%
C000248684 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	14.40%
C000248684 | Quarterly Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000248684 | Closed-End Investment Companies
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248684 | Municipal Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	11.50%
C000248684 | Daily Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	16.60%
C000248684 | Weekly Variable Rate Bonds
Holdings [Line Items]
Percent of Total Investments	51.10%
C000011684 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	30.00%
C000011684 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000011684 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	11.50%
C000011684 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011684 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	44.60%
C000011684 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	45.60%
C000011684 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	54.40%
C000248994 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	30.00%
C000248994 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000248994 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	11.50%
C000248994 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	6.30%
C000248994 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	44.60%
C000248994 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	45.60%
C000248994 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	54.40%
C000011685 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	30.00%
C000011685 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000011685 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	11.50%
C000011685 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011685 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	44.60%
C000011685 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	45.60%
C000011685 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	54.40%
C000017912 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	30.00%
C000017912 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000017912 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	11.50%
C000017912 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	6.30%
C000017912 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	44.60%
C000017912 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	45.60%
C000017912 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	54.40%
C000011686 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	30.00%
C000011686 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000011686 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	11.50%
C000011686 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011686 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	44.60%
C000011686 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	45.60%
C000011686 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	54.40%
C000263899 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	30.00%
C000263899 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000263899 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	11.50%
C000263899 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	6.30%
C000263899 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	44.60%
C000263899 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	45.60%
C000263899 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	54.40%
C000011689 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	30.00%
C000011689 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000011689 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	11.50%
C000011689 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011689 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	44.60%
C000011689 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	45.60%
C000011689 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	54.40%
C000011687 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	30.00%
C000011687 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000011687 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	11.50%
C000011687 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011687 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	44.60%
C000011687 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	45.60%
C000011687 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	54.40%
C000011688 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	30.00%
C000011688 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000011688 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	11.50%
C000011688 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011688 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	44.60%
C000011688 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	45.60%
C000011688 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	54.40%
C000167932 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	30.00%
C000167932 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000167932 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	11.50%
C000167932 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	6.30%
C000167932 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	44.60%
C000167932 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	45.60%
C000167932 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	54.40%
C000011690 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	24.00%
C000011690 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011690 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011690 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	23.50%
C000011690 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	38.20%
C000011690 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000251131 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	24.00%
C000251131 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000251131 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000251131 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	23.50%
C000251131 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	38.20%
C000251131 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000011691 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	24.00%
C000011691 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011691 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011691 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	23.50%
C000011691 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	38.20%
C000011691 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000017913 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	24.00%
C000017913 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000017913 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000017913 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	23.50%
C000017913 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	38.20%
C000017913 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000248675 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	24.00%
C000248675 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000248675 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000248675 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	23.50%
C000248675 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	38.20%
C000248675 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000248676 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	24.00%
C000248676 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000248676 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000248676 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	23.50%
C000248676 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	38.20%
C000248676 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000011692 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	24.00%
C000011692 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011692 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011692 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	23.50%
C000011692 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	38.20%
C000011692 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000263900 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	24.00%
C000263900 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000263900 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000263900 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	23.50%
C000263900 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	38.20%
C000263900 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000011695 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	24.00%
C000011695 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011695 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011695 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	23.50%
C000011695 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	38.20%
C000011695 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000011693 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	24.00%
C000011693 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011693 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011693 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	23.50%
C000011693 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	38.20%
C000011693 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000011694 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	24.00%
C000011694 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011694 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011694 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	23.50%
C000011694 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	38.20%
C000011694 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	100.00%
C000167933 | 121+ Days
Holdings [Line Items]
Percent of Total Investments	24.00%
C000167933 | 91-120 Days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000167933 | 61-90 Days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000167933 | 31-60 Days
Holdings [Line Items]
Percent of Total Investments	23.50%
C000167933 | 1-30 Days
Holdings [Line Items]
Percent of Total Investments	38.20%
C000167933 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	100.00%